Short - term notes payable insurance loans (Details) - USD ($)	Dec. 31, 2015	Nov. 19, 2015	Sep. 30, 2015	Jul. 14, 2015	Nov. 20, 2014
Short - term notes payable insurance loans
Company entered into an agreement to finance a portion of its insurance premiums	$ 6,741.70	$ 26,031		$ 15,116	$ 22,968
Interest rate as per agreement.	8.752%	7.05%		8.76%	9.00%
Equal payments due monthly including interest	$ 2,283	$ 2,687		$ 1,573	$ 2,393
Balance due at end of period on Nov. 20, 2014 finance of insurance premiums			$ 0
In Aug. 2015 premiums increased to $1,876, due to an increase in coverage, which increased the equal monthly payment under the agreement				$ 1,815
Balance due at end of period on July 14, 2015 finance of insurance premiums	7,130		$ 12,344
Balance due at end of period on November 19, 2015 finance of insurance premiums	26,031
Balance due at end of period on December 31, 2015 finance of insurance premiums	$ 6,741.70